Transactions With Related Parties (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Management fees	$ 3,705,000	$ 3,574,000	$ 7,125,000	$ 7,174,000
General and administrative expenses	482,000	249,000	1,017,000	502,000
Balance due from related party current	3,800,000		3,800,000		$ 3,800,000	$ 0
Balance due to related party current	0		0		0	736,000
Navios Holdings
Related Party Transaction [Line Items]
Balance due from related party current	3,800,000		3,800,000		3,800,000
Balance due to related party current						62,000
Navios Acquisition
Related Party Transaction [Line Items]
Balance due to related party current	0		0		0	$ 674,000
Management agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Daily fee					$ 9,500
Management fees	3,705,000	3,574,000	7,125,000	7,174,000
Administrative agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses	$ 214,000	$ 200,000	$ 414,000	$ 400,000